Held-to-Maturity Investments	12 Months Ended
Dec. 31, 2017
Held-to-Maturity Investments
Held-to-Maturity Investments

6. Held-to-Maturity Investments

        As of December 31, 2016 and 2017, the Group's held-to-maturity investments consist of debt securities carried at amortized cost of RMB671,776 and RMB245,981 respectively, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current assets. The amount of unrealized holding gain as of December 31, 2016 and 2017 was RMB1,776 and RMB5,981, respectively.

        All the held-to-maturity investments consist of wealth management products purchased from third-party financial institutions with high credit ratings in China. These debt securities have fixed maturity dates and pay a target return on the amount invested. In addition, the principals of these securities are fully guaranteed and early redemption is not allowed.

        There has been no impairment recognized and no sales of any held-to-maturity investments before maturities during the periods presented.